Basis of presentation and significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2014
Basis of presentation and significant accounting policies
Schedule of list of subsidiaries of the Group

	% of ownership as at March 31
Subsidiary	2013	2014
Luxoft USA Inc	100.0%	100.0%
Luxoft International Company Ltd	100.0%	100.0%
Luxoft Switzerland GmbH	100.0%	100.0%
Luxoft Professional LLC	100.0%	100.0%
Luxoft Canada Ltd	100.0%	100.0%
Luxoft Eastern Europe Ltd	100.0%	100.0%
Luxoft UK Ltd	100.0%	100.0%
Luxoft GmbH	100.0%	100.0%
Luxoft Ukraine LLC	100.0%	100.0%
Luxoft Services LLC	100.0%	100.0%
Luxoft Vietnam Company Ltd.	100.0%	100.0%
Luxoft Dubna LLC	100.0%	100.0%
Luxoft Professional Romania S.R.L.	100.0%	100.0%
Software ITC S.A.	99.4%	99.4%
Luxoft Poland SP ZOO	100.0%	100.0%
Luxoft Singapore PTE LTD	100.0%	100.0%
Training Center Luxoft ANO	100.0%	100.0%
Luxoft Research LLC	100.0%	100.0%
Luxoft Bulgaria EOOD	n/a	100.0%
Luxoft Global Operations GmbH	100.0%	100.0%

Schedule of prevailing exchange rates used to re-measure monetary assets and liabilities denominated in currencies different from the functional currency

March 31, 2012		March 31, 2013		March 31, 2014
US 1$ =	29.3282 RUR	US 1$ =	31.0834 RUR	US 1$ =	35.6871 RUR
US 1$ =	7.987 UAH	US 1$ =	7.993 UAH	US 1$ =	10.955 UAH
US 1$ =	0.75 EUR	US 1$ =	0.78 EUR	US 1$ =	0.73 EUR
US 1$ =	3.2805 RON	US 1$ =	3.4455 RON	US 1$ =	3.2304 RON
US 1$ =	0.625 GBP	US 1$ =	0.658 GBP	US 1$ =	0.601 GBP
US 1$ =	3.117 PLN	US 1$ =	3.305 PLN	US 1$ =	3.081 PLN

Summary of changes in qualifying accounts

	Balance at the beginning of period	Charged to costs and expenses	Deductions/ other	Balance at the end of period
Allowance for doubtful accounts
For the year ended March 31, 2012	$3,190	$(1,861)	$(924)	$405
For the year ended March 31, 2013	405	190	(108)	487
For the year ended March 31, 2014	487	368	(204)	651

Schedule of estimated useful lives for property and equipment

Buildings	25 years
Motor vehicles, furniture and fixtures	5 years
Exhibition and demonstration equipment	3 - 4 years
Assets under capital lease	3 years
Computers and office equipment	3 years
Capitalized software	3 years
Leasehold improvements	according to lease contracts

Schedule of changes in the Level 2 financial instruments

	Balance as of March 31, 2012	Additions	Repayment	Balance as of March 31, 2013
Fixing	—	621	(621)	—
Revaluation	—	—	—	—

Total	$—	$621	$(621)	$—

	Balance as of March 31, 2013	Additions	Repayment	Balance as of March 31, 2014
Fixing	—	1,026	(722)	304
Revaluation	—	107	—	107

Total	$—	$1,133	$—	$411

Schedule of changes in the Level 3 financial instruments

	Balance as of March 31, 2012	Additions	Repayment	Balance as of March 31, 2013
Payable for business acquisition, at fair value	$—	$6,655	$(850)	$5,805
Payable for software acquisition, at fair value	—	5,582	—	5,582

Total	$—	$12,237	$(850)	$11,387

	Balance as of March 31, 2013	Revaluation	Repayment	Balance as of March 31, 2014
Payable for business acquisition, at fair value	$5,805	$1,380	$(2,376)	$4,809
Payable for software acquisition, at fair value	5,582	(458)	(3,204)	1,920

Total	$11,387	$922	$(5,580)	$6,729